Non-controllingInterests ('NCI')	12 Months Ended
Mar. 31, 2020
Text block [abstract]
Non-controllingInterests ('NCI')
31.
Non-controlling
Interests (‘NCI’)
Details of subsidiaries that have material
non-controlling
interests
The Group consists of a parent company, Vedanta Limited, incorporated in India and a number of subsidiaries held directly and indirectly by the Group which operate and are incorporated around the world. Note 34 to the financial statements lists the details of share holdings in the subsidiaries.
The
Non-controlling
interests that are material to the Group relate to Hindustan Zinc Limited (HZL) and Bharat Aluminium Company Limited (BALCO) as at March 31, 2019 and March 31, 2020.
As at March 31, 2020, NCIs hold an economic interest by virtue of their shareholding of 35.08%, 49.00%, 26.00%, 48.37% and 4.51% in HZL, BALCO, BMM, ASI and ESL respectively. The NCI holdings as at March 31, 2019 were 35.08%, 49.00%, 26.00%, 48.37% and 10.00% in HZL, BALCO, BMM, ASI and ESL respectively.
The principal place of business of HZL, BALCO and ESL is in India, BMM is in South Africa and ASI is in Japan, South Korea and Taiwan.

The table below shows summarized financial information of subsidiaries of the Group that have material non-controlling
interests. The amounts are presented before inter-company eliminations.

	As at March 31, 2019
	( ₹ in million)
	HZL	BALCO	Others	Total
Current assets	215,744	27,308	34,610	277,662
Non-current assets	202,807	116,092	111,658	430,557
Current liabilities	76,631	59,023	19,853	155,507
Non-current liabilities	1,640	36,535	83,625	121,800
Equity attributable to equity holders of the Parent	220,915	24,399	35,750	281,064
Non-controlling interests*	119,365	23,443	7,800	150,608

*	₹ 760 million ( loss ) attributable to NCI of ASI transferred to put option liability as at March 31, 2019 .

	As at March 31, 2020
	( ₹ in million)
	HZL	BALCO	Others	Total
Current assets	248,153	27,235	33,886	309,274
Non-current assets	213,673	113,872	99,626	427,171
Current liabilities	53,035	62,034	31,544	146,613
Non-current liabilities	1,842	32,992	74,411	109,245
Equity attributable to equity holders of the Parent	264,198	23,501	27,514	315,213
Non-controlling interests*	142,751	22,580	4,043	169,374

*	₹ 4,000 million ($ 53 million) (loss) attributable to NCI of ASI transferred to put option liability as at March 31, 2020 .

	As at March 31, 2020
	(US dollars In Million)
	HZL	BALCO	Others	Total
Current assets	3,292	361	449	4,102
Non-current assets	2,834	1,510	1,321	5,665
Current liabilities	703	823	418	1,944
Non-current liabilities	24	438	987	1,449
Equity attributable to equity holders of the Parent	3,505	310	365	4,180
Non-controlling interests	1,894	300	53	2,247

	For the Year Ended March 31, 2018
	( ₹ In Million)
	HZL	BALCO	Others	Total
Revenue	217,761	87,107	18,106	322,974
Expenses	(125,164)	(87,189)	(14,457)	(226,810)

Profit / (loss) for the year	92,597	(82)	3,649	96,164

Profit / (loss) attributable to equity holders of the Parent	60,116	(42)	2,886	62,960
Profit / (loss) attributable to non-controlling interests	32,481	(40)	763	33,204

Profit / (loss) for the year	92,597	(82)	3,649	96,164

Other comprehensive income / (loss) attributable to the equity holders of the Parent	(389)	273	2,022	1,906
Other comprehensive income / (loss) attributable to non-controlling interests	(208)	262	677	731

Other comprehensive income / (loss) during the year	(597)	535	2,699	2,637

Total comprehensive income / (loss) attributable to the equity holders of the Parent	59,726	232	4,902	64,860
Total comprehensive income / (loss) attributable to non-controlling interests	32,273	222	1,440	33,935

Total comprehensive income / (loss) during the year	91,999	454	6,342	98,795

Dividends paid / payable to non-controlling interests, including dividend tax	(14,273)	—	—	(14,273)

Net cash inflow from operating activities	98,367	7,440	6,317	112,124
Net cash (outflow) / inflow from investing activities	87,961	(2,000)	(12,300)	73,661
Net cash (outflow)/ inflow from financing activities	(186,488)	(5,490)	3,699	(188,279)

Net cash (outflow)	(160)	(50)	(2,284)	(2,494)

	For the Year Ended March 31, 2019
	( ₹ In Million)
	HZL	BALCO	Others	Total
Revenue	208,336	100,491	62,660	371,487
Expenses	(130,710)	(100,287)	(61,384)	(292,381)

Profit / (loss) for the year	77,626	204	1,276	79,106

Profit / (loss) attributable to equity holders of the Parent	50,396	104	2,152	52,652
Profit / (loss) attributable to non-controlling interests	27,230	100	(876)	26,454

Profit / (loss) for the year	77,626	204	1,276	79,106

Other comprehensive income / (loss) attributable to the equity holders of the Parent	246	(182)	(2,298)	(2,234)
Other comprehensive income / (loss) attributable to non-controlling interests	136	(174)	(795)	(833)

Other comprehensive income / (loss) during the year	382	(356)	(3,093)	(3,067)

Total comprehensive income / (loss) attributable to the equity holders of the Parent	50,642	(78)	(146)	50,418
Total comprehensive income / (loss) attributable to non-controlling interests	27,366	(74)	(1,671)	25,621

Total comprehensive income / (loss) during the year	78,008	(152)	(1,817)	76,039

Dividends paid / payable to non-controlling interests, including dividend tax	35,739	—	—	35,739

Net cash inflow from operating activities	87,806	20,610	14,272	122,688
Net cash (outflow) / inflow from investing activities	(10,917)	(5,735)	(19,027)	(35,679)
Net cash (outflow) / inflow from financing activities	(96,301)	(11,552)	6,712	(101,141)

Net cash (outflow) / inflow	(19,412)	3,323	1,957	(14,132)

	For the Year Ended March 31, 2020
	( ₹ In Million)
	HZL	BALCO	Others	Total
Revenue	183,321	87,465	65,667	336,453
Expenses	(115,651)	(89,262)	(74,126)	(279,039)

Profit / (loss) for the year	67,670	(1,797)	(8,459)	57,414

Profit / (loss) attributable to equity holders of the Parent	43,933	(916)	(4,751)	38,266
Profit / (loss) attributable to non-controlling interests	23,737	(881)	(3,708)	19,148

Profit / (loss) for the year	67,670	(1,797)	(8,459)	57,414

Other comprehensive income / (loss) attributable to the equity holders of the Parent	(649)	19	(2,102)	(2,732)
Other comprehensive income / (loss) attributable to non-controlling interests	(351)	18	(947)	(1,280)

Other comprehensive income / (loss) during the year	(1,000)	37	(3,049)	(4,012)

Total comprehensive income / (loss) attributable to the equity holders of the Parent	43,284	(897)	(6,853)	35,534
Total comprehensive income / (loss) attributable to non-controlling interests	23,386	(863)	(4,655)	17,868

Total comprehensive income / (loss) during the year	66,670	(1,760)	(11,508)	53,402

Net cash inflow / (outflow) from operating activities	74,282	1,069	7,017	82,368
Net cash (outflow) / inflow from investing activities	(36,247)	(1,904)	(6,204)	(44,355)
Net cash (outflow) / inflow from financing activities	(19,276)	(886)	(4,186)	(24,348)

Net cash inflow / (outflow)	18,759	(1,721)	(3,373)	13,665

	For the Year Ended March 31, 2020
	(US dollars in million)
	HZL	BALCO	Others	Total
Revenue	2,432	1,160	871	4,463
Expenses	(1,535)	(1,183)	(983)	(3,701)

Profit / (loss) for the year	897	(23)	(112)	762

Profit / (loss) attributable to equity holders of the Parent	583	(12)	(63)	508
Profit / (loss) attributable to non-controlling interests	314	(11)	(49)	254

Profit / (loss) for the year	897	(23)	(112)	762

Other comprehensive income / (loss) attributable to the equity holders of the Parent	(9)	0	(28)	(37)
Other comprehensive income / (loss) attributable to non-controlling interests	(4)	0	(13)	(17)

Other comprehensive income / (loss) during the year	(13)	0	(41)	(54)

Total comprehensive income / (loss) attributable to the equity holders of the Parent	574	(12)	(91)	471
Total comprehensive income / (loss) attributable to non-controlling interests	310	(11)	(62)	237

Total comprehensive income / (loss) during the year	884	(23)	(153)	708

Dividends paid / payable to non-controlling interests, including dividend tax	—	—	—	—

Net cash inflow / ( out flow) from operating activities	985	14	93	1,093
Net cash (outflow) / inflow from investing activities	(481)	(25)	(82)	(588)
Net cash (outflow) / inflow from financing activities	(256)	(12)	(56)	(323)

Net cash inflow / (outflow)	248	(23)	(45)	(181)

The effect of changes in ownership interests in subsidiaries that did not result in a loss of control is as follows:

For the Year Ended March 31, 2018
( ₹ In Million)
	HZL	BALCO	Others	Total
Changes in NCI	—	—	—	—

For the Year Ended March 31, 2019
( ₹ In Million)
	HZL	BALCO	Others	Total
Changes in NCI	—	—	—	—

For the Year Ended March 31, 2020
( ₹ In Million)
	HZL	BALCO	Others	Total
Changes in NCI	—	—	(2,342)	(2,342)

For the Year Ended March 31, 2020
(US Dollars In Million)
	HZL	BALCO	Others	Total
Changes in NCI	—	—	(31)	(31)